Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other payables
Summary of book amounts of foreign currency assets and liabilities
Item / Currency (1)	Amount (2)	Prevailing exchange rate (3)	06.30.2026	06.30.2025
Assets
Trade and other receivables
US Dollar	123.019	1,473.00	181,207	191,745
Euros	0.010	1,681.28	17	19
Trade and other receivables related parties
US Dollar	36.572	1,482.00	54,200	43,864
Total Trade and other receivables			235,424	235,628
Investment in financial assets
US Dollar	117.032	1,473.00	172,388	190,209
New Israel Shekel	7.555	497.68	3,760	3,588
Pounds	0.482	1,952.02	940	1,167
Investment in financial assets related parties
US Dollar	10.551	1,482.00	15,636	3,486
Total Investment in financial assets			192,724	198,450
Derivative financial instruments
US Dollar	3.259	1,473.00	4,800	5,672
Total Derivative financial instruments			4,800	5,672
Cash and cash equivalents
US Dollar	122.747	1,473.00	180,807	238,977
Chilenean pesos	103.222	1.61	166	172
Euros	0.024	1,681.28	40	19
Guaraníes	16.427	0.24	4	12
Brazilian Reais	0.141	283.00	40	59
New Israel Shekel	-	-	-	1
Pounds	0.002	1,952.02	4	5
Uruguayan pesos	0.081	36.96	3	3
Total Cash and cash equivalents			181,064	239,248
Total Assets			614,012	678,998

Liabilities
Trade and other payables
US Dollar	119.990	1,482.00	177,825	135,494
Uruguayan pesos	1.055	36.96	39	40
Euros	0.001	1,695.26	2	-
Trade and other payables related parties
US Dollar	7.986	1,482.00	11,835	12,883
Bolivian pesos	0.339	215.45	73	79
Total Trade and other payables			189,774	148,496
Lease liabilities
US Dollar	8.009	1,482.00	11,870	9,407
Total Lease liabilities			11,870	9,407
Provisions
New Israel Shekel	94.765	497.68	47,163	42,552
Total Provisions			47,163	42,552
Borrowings
US Dollar	1,157.799	1,482.00	1,715,858	1,549,314
Borrowings with related parties
US Dollar	0.195	1,482.00	289	1,454
Total Borrowings			1,716,147	1,550,768
Derivative financial instruments
US Dollar	-	-	-	60
Total Derivative financial instruments			-	60
Total Liabilities			1,964,954	1,751,283